Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 25.93%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 33.36% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers:

Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Amundi’s underweight to the Magnificent 7 and general lack of market breadth drove underperformance for the year. From an individual security perspective, the largest relative contributor to performance was the underweight to Microsoft and the largest relative detractor from performance was the underweight to Nvidia.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance
.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	25.93%	17.48%	15.97%
Russell 1000 ® Index	24.51%	14.28%	13.07%
Russell 1000 ® Growth Index	33.36%	18.96%	16.87%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,588,000,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 9,100,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 1,588M
Total number of portfolio holdings	94
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 25.44%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 33.36% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Amundi’s underweight to the Magnificent 7 and general lack of market breadth drove underperformance for the year. From an individual security perspective, the largest relative contributor to performance was the underweight to Microsoft and the largest relative detractor from performance was the underweight to Nvidia.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Investor Class/MXLGX)	25.44%	17.09%	15.41%
Russell 1000 ® Index	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,588,000,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 9,100,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,588M
Total number of portfolio holdings	94
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.86%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Institutional Class/MXVHX)	15.86%	10.70%	9.80%
Russell 1000 ® Index	24.51%	14.28%	13.07%
Russell 1000 ® Value Index	14.37%	8.68%	8.76%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,589,000,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 9,400,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.38%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Investor Class/MXEQX)	15.38%	10.30%	9.16%
Russell 1000 ® Index	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,589,000,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 9,400,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor II
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor II
Trading Symbol	MXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.51%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Investor II Class/MXHAX)	15.51%	10.47%	11.48%
Russell 1000 ® Index	24.51%	14.28%	15.37%
Russell 1000 ® Value Index	14.37%	8.68%	9.69%
(a) Investor Class II inception date was October 25, 2019.

Performance Inception Date	Oct. 25, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,589,000,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 9,400,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Institutional Class
Trading Symbol	MXKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 24.86%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 25.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market.

Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance. Apple also rallied due to the implementation of AI technology on its devices, which supported sales. Intel, the technology company, detracted the most from performance due to the company lagging competitors in relation to its product offering around AI. Adobe, a digital media technology company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	24.86%	14.37%	13.16%
S&P 500 ® Index	25.02%	14.53%	13.35%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 6,387,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,387M
Total number of portfolio holdings	507
Total advisory fee paid	$ 7.0M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Investor Class
Trading Symbol	MXVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 24.33%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 25.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market.

Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance. Apple also rallied due to the implementation of AI technology on its devices, which supported sales. Intel, the technology company, detracted the most from performance due to the company lagging competitors in relation to its product offering around AI. Adobe, a digital media technology company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	24.33%	13.94%	12.50%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 6,387,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,387M
Total number of portfolio holdings	507
Total advisory fee paid	$ 7.0M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.